Average Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO - FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Institutional Class - Return Before Taxes
Mar. 30, 2024
Average Annual Return:
Past 1 year	3.19%
Past 5 years	1.20%
Past 10 years	0.83%